  PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Gary J. Madich, CFA

President

Robert L. Young

Senior Vice President

Patricia A. Maleski

Vice President, Chief Administrative Officer and Treasurer

Stephen M. Ungerman

Chief Compliance Officer

Jessica K. Ditullio

Secretary

Cheryl Ballenger Chairperson and Director Jerry B. Lewis Director John R. Rettberg Director John F. Ruffle Director Ken Whipple Director John F. Williamson Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Investor Services, LLC

Legal Counsel

Sullivan & Cromwell LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Bingham McCutchen LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

Shareholder Services

(877) 217-9502

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER

SEPTEMBER 30, 2008

(UNAUDITED)

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Stockholders:

Third Quarter Review

The high-yield market, as represented by the Credit Suisse High Yield Index, Developed Countries Only (the “Index”), posted a -8.03% return for the third quarter of 2008. The quarter was marked by a 7.01% decline in September, the largest monthly decline in the high-yield market in 18 years.

While the credit crisis marked its anniversary in the third quarter, the speed and force of its impact accelerated in September, creating volatility, corporate events and government intervention that may have lasting effects. Weak conditions within many financial firms aggravated investor concerns about their capitalization, leading the U.S. Treasury to place government-sponsored enterprises Fannie Mae and Freddie Mac in conservatorship, Lehman Brothers Holding Inc. to declare bankruptcy, Merrill Lynch to strike a deal to sell itself to Bank of America and the Federal Reserve to facilitate a bailout of American International Group.

Portfolio review

For the quarter ended September 30, 2008, the Pacholder High Yield Fund posted a return of -11.73% net of fees (i.e., the return for common stockholders which takes into effect expenses, preferred stock dividends and the effect of the Fund’s leveraged capital structure) and a -7.16% gross-of-fees return (i.e., how the portfolio of investments performed without the effect of leverage, fees and fund expenses), compared to the -13.57% average total return of all closed-end, high-yield funds, as reported by Morningstar, and -8.03% return of the Index. The Fund’s net-of-fees return of -16.42% for the first nine months of the year also compared favorably to the average total return of all closed-end high-yield funds, of -18.98%, as reported by Morningstar. The Fund’s gross-of-fee return of -9.21% underperformed the Index’s return of -9.09% for the nine-month period.

The Fund’s security selection in the airline, forest products/container and auto sectors hurt performance in the third quarter. Positive contributors in the third quarter were an underweight in sectors that performed far below the Index average, including financial and gaming/leisure as well as its allocation to leveraged loans. Other contributors to performance included strong relative performance in the chemicals, healthcare and housing sectors.

Similar to the equity market, the high-yield market began the quarter on a weak note, with the Index returning -1.35% in July. This negative momentum carried over from June and paused in August, as the equity market’s rally momentarily stopped negative monthly returns in the high-yield market, with the Index posting a 0.26% return. In September, the broad equity indexes were sharply down as pressure on financial companies and stocks took a toll on the broad markets. These factors accelerated after the Lehman Brothers bankruptcy filing on September 15, impacting the high-yield market, as the Index ended September with a 7.01% decline. Results of the broad equity indexes during the third quarter also reflected continued concern about a slowing economy and deteriorating credit market conditions. The Russell 2000, S&P 500, NASDAQ Composite and Dow Industrials Indexes returned -1.11%, -8.37%, -8.59% and -3.72%, respectively.

The trailing 12-month default rate for below-investment-grade issuers, as measured by Moody’s Investors Service, rose from a 26-year low of 0.9% at the end of 2007 to 2.8% in September 2008. In response to conditions in the credit markets and economy as a whole, Moody’s expects defaults to rise to 4.2% by the end of 2008 and to 7.9% by the end of the third quarter 2009. The Fund had one issuer default in the Portfolio during the quarter.

The Fund is well-diversified, with investments in 208 issuers in 56 different industries. As of September 30, the Fund’s largest industry sector concentration was in media, which accounted for 10.1% of its market value. For the quarter, the average price of the index dropped 9.44 basis points (bps) from 89.31 to 79.87, the average yield rose 257 bps from 10.53 to 13.10, and the spread over comparable Treasuries widened by 290 bps from 712 bps to 1002 bps.

Auction Rate Preferred Shares

Since February 2008, numerous auctions of preferred shares of closed-end funds and auction-rate securities of other issuers have failed, including the auctions of the Fund’s auction-rate preferred shares (“Preferred Shares”). A “failed auction” occurs when there are not enough buyers to match sellers at the auction. Holders of Preferred Shares who wish to sell may not be able to do so unless there is a successful auction with sufficient demand for the shares. A failed auction is not a default event. Preferred stockholders continue to receive dividends at the maximum rate set on the date of the failed auction, and their “liquidation preference” of $25,000 per share (plus accumulated but unpaid dividends, if any) is unaffected. The maximum rate is based on the rating assigned to the Fund’s Preferred Shares and may range from 150% to 275% of the “AA” Financial Composite Commercial Paper Rate. Based on the current credit ratings assigned to Preferred Shares, the maximum rate is equal to 150% of the “AA” Financial Composite Commercial Paper Rate on the auction date and was 1.32% for the auction held on November 26. Although a failed auction is not a default event, failed auctions generally increase the cost of the Fund’s leverage and lower the income available for the Fund’s common shareholders. Over the past several months, the Fund has been attempting to identify financing and other alternatives that would allow it to redeem Preferred Shares in a way that is in the best interests of its shareholders. We are continuing to evaluate industry developments and potential alternatives, and will keep shareholders informed as further information becomes available.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dividends on Common Shares

On November 25, 2008, the Fund announced it has suspended the payment of the previously declared (November 12, 2008) dividend on the Fund’s common shares scheduled for payment on December 9, 2008, in accordance with the requirements of the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and the Investment Company Act of 1940, as amended. The Fund is not permitted to set apart for payment or pay a dividend on its common shares unless the Fund’s Preferred Shares will have a minimum asset coverage of 200% after payment of the common share dividend. The Fund has posted a Q&A on the Fund’s website at www.phf-hy.com that is intended to provide shareholders with additional information about the asset coverage requirements, the impact that such requirements have on the ability to declare and pay dividends, and possible alternatives for satisfying the asset coverage requirements. The Q&A indicates that the Fund is currently exploring alternatives to allow the Fund to resume declaring and paying monthly dividends, including possible redemption of a sufficient amount of Preferred Shares to satisfy the asset coverage requirements. To the extent that the market conditions improve or the Fund redeems a sufficient amount of Preferred Shares such that the Fund is able to satisfy the asset coverage requirements and resume the declaration of dividends, public notice will be provided including posting on the Fund’s website.

Fund Strategy

We are continuing the Fund’s dual strategy of increasing positions that we expect will have lower credit volatility, such as senior secured loans (16.17% of the Fund) and investment-grade securities (BBB- or higher), which now account for 2.63% of the Portfolio (up from 0.28% in December 2007), while selectively investing in total return opportunities. The investment team continued to cull the Fund of issues with poor structure and sell credits that we believe are overvalued or that have unfavorable risk/reward characteristics.

We remain focused on increasing the Fund’s holdings of securities that we believe are better able to handle a slowing economy, based on a bottom-up fundamental analysis of the individual issuers and securities available in the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

Gary J. Madich, CFA

President

November 26, 2008

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

JPMorgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors, Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting, legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Portfolio Holdings Availability

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.phf-hy.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top 10 holdings as of the last day of each month as well as certain other Fund facts and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 1.7%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, VAR, 5.21%, 09/25/35[2,9]	$345	$2,274	0.0%[12]
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 4.91%, 01/25/35[9]	115	31,667	0.1
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 5.71%, 09/25/34[9]	76	11,381	0.0	[12]
Unipac IX LLC, 13.00%, 04/11/13[3,9]	1,500	1,457,823	1.6

Total Asset-Backed Securities
(Cost $1,912,856)		1,503,145	1.7

CORPORATE BONDS — 137.7%
AEROSPACE & DEFENSE — 0.3%
L-3 Communications Corp., Sr Nt, 6.38%, 10/15/15	250	230,000	0.3

AIRLINES — 3.4%
American Airlines, Inc., Nt, 3.36%, 10/18/09[3,9]	499	427,572	0.5
American Airlines, Pass Through Trust 1991, Collateral Trust Notes, 10.18%, 01/02/13[9]	1,223	758,516	0.8
American Airlines, Pass Through Trust 1991, Private Placement, Nt, 10.32%, 07/30/14[2,9]	743	386,588	0.4
Continental Airlines, Inc., Pass Thru Cert, 9.80%, 04/01/21[10]	1,434	1,003,667	1.1
Continental Airlines, Inc., Unsubordinated, 8.75%, 12/01/11	250	178,750	0.2
Delta Air Lines, Inc., 7.11%, 09/18/11	100	92,250	0.1
8.30%, 12/15/29[1,4]	1,500	33,750	0.1
10.13%, 05/15/10	500	11,250	0.0	[12]
UAL Pass Through Trust, Series 2007-1, Private Placement, Nt, VAR, 5.36%, 07/02/14[2,9]	182	124,096	0.1
7.34%, 07/02/19[2]	90	61,520	0.1

		3,077,959	3.4
AUTO COMPONENTS — 1.7%
Delphi Corp., 7.13%, 05/01/29[1,4]	725	87,000	0.1
JB Poindexter & Co., Inc., Co Guar, 8.75%, 03/15/14[10]	2,084	1,417,120	1.6

		1,504,120	1.7

Description	Par (000)	Value	Percent of Net Assets*

AUTOMOBILES — 1.9%
Ford Motor Co., Debentures, 7.13%, 11/15/25	$400	$158,000	0.2%
Ford Motor Co., Nt, 7.45%, 07/16/31[10]	500	215,000	0.2
9.98%, 02/15/47[10]	750	345,000	0.4
General Motors Corp., Debentures, 8.10%, 06/15/24[10]	2,075	788,500	0.9
8.38%, 07/15/33[6]	650	260,000	0.3

		1,766,500	1.9
BEVERAGES — 1.6%
Constellation Brands, Inc., Sr Nt, 7.25%, 05/15/17	500	460,000	0.5
8.38%, 12/15/14	1,025	1,014,750	1.1

		1,474,750	1.6
BIOTECHNOLOGY — 0.5%
FMC Finance III S.A., (Luxembourg), 6.88%, 07/15/17	500	481,250	0.5

BUILDING PRODUCTS — 0.7%
Associated Materials, Inc., Sr Nt, 11.25%, 03/01/14[7]	400	258,000	0.3
Interline Brands, Inc., Sr Sub Nt, 8.13%, 06/15/14	350	346,500	0.4

		604,500	0.7
CAPITAL MARKETS — 0.2%
Lehman Brothers Holdings, Inc., Nt, 5.63%, 01/24/13[1,4]	1,250	156,250	0.2

CHEMICALS — 4.8%
Airgas, Inc., Private Placement, 7.13%, 10/01/18[2,6]	250	243,750	0.3
Mosaic Co. (The), Private Placement, Sr Nt, 7.38%, 12/01/14[2]	125	129,409	0.1
7.88%, 12/01/16[2]	125	127,716	0.1
PolyOne Corp., Nt, 8.88%, 05/01/12[10]	2,500	2,374,999	2.6
Sterling Chemicals, Inc., 10.25%, 04/01/15	850	830,874	0.9
Terra Capital, Inc., Sr Nt, 7.00%, 02/01/17	525	498,750	0.5
Westlake Chemical Corp., 6.63%, 01/15/16	250	212,500	0.3

		4,417,998	4.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL BANKS — 0.8%
Fifth Third Bancorp, 6.25%, 05/01/13	$500	$424,947	0.5%
Keycorp, 6.50%, 05/14/13	150	107,980	0.1
National City Bank, 5.80%, 06/07/17	250	92,882	0.1
National City Bank of Indiana, 4.25%, 07/01/18	250	75,000	0.1

		700,809	0.8
COMMERCIAL SERVICES & SUPPLIES — 5.3%
Alliance One International, Inc., Sr Nt, 11.00%, 05/15/12[10]	2,400	2,352,000	2.6
12.75%, 11/15/12	150	144,000	0.1
Cenveo Corp., Private Placement, 10.50%, 08/15/16[2]	1,000	925,000	1.0
Cenveo Corp., Sr Sub Nt, 7.88%, 12/01/13	325	250,250	0.3
Harland Clarke Holdings Corp., VAR, 7.55%, 05/15/15	200	130,000	0.1
9.50%, 05/15/15	450	319,500	0.4
Quebecor World Capital Corp., Sr Nt, (Canada), 6.13%, 11/15/13[1,4,10]	1,100	335,500	0.4
8.75%, 03/15/16[1,4,10]	500	200,000	0.2
Quebecor World, Inc., Sr Nt, (Canada), 9.75%, 01/15/15[1,4,10]	450	182,250	0.2

		4,838,500	5.3
CONSTRUCTION ENGINEERING — 0.7%
United Rentals North America, Inc., Co Guar, 6.50%, 02/15/12	750	626,250	0.7

CONSUMER FINANCE — 3.9%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.25%, 10/01/14[2]	1,000	720,000	0.8
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	203	163,205	0.2
VAR, 5.54%, 01/13/12	300	191,923	0.2
Ford Motor Credit Co. LLC, Nt,
8.00%, 12/15/16[10]	1,400	885,189	1.0
8.63%, 11/01/10[10]	1,330	943,130	1.0
GMAC LLC, 6.63%, 05/15/12[10]	250	105,842	0.1
8.00%, 11/01/31	1,425	537,620	0.6

		3,546,909	3.9
CONSUMER PRODUCTS — 2.2%
Jarden Corp., 7.50%, 05/01/17[6]	1,300	1,082,250	1.2
Spectrum Brands, Inc., Sr Nt, 7.38%, 02/01/15[6]	1,075	462,250	0.5

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER PRODUCTS — (continued)
PIK, 11.50%, 10/02/13[6]	$725	$464,000	0.5%

		2,008,500	2.2
CONTAINERS & PACKAGING — 2.1%
Berry Plastics Corp., VAR, 7.54%, 02/15/15	400	356,000	0.4
Berry Plastics Holding Corp., Nt, 8.88%, 09/15/14	400	312,000	0.3
Cascades, Inc., Sr Nt, (Canada), 7.25%, 02/15/13	168	131,040	0.1
Constar International, Inc., Co Guar, VAR, 6.18%, 02/15/12	750	525,000	0.6
Constar International, Inc., Sr Sub Nt, 11.00%, 12/01/12[10]	790	158,000	0.2
Plastipak Holdings, Inc., Private Placement, Sr Nt, 8.50%, 12/15/15[2]	300	253,500	0.3
Portola Packaging, Inc., Sr Nt, 8.25%, 02/01/12[4,10]	270	138,713	0.2

		1,874,253	2.1
DISTRIBUTORS — 0.4%
American Tire Distributors, Inc., Nt, 10.75%, 04/01/13	435	356,700	0.4

DIVERSIFIED CONSUMER SERVICES — 5.9%
Allied Waste North America, Inc., Sr Nt, 6.13%, 02/15/14	500	460,000	0.5
6.88%, 06/01/17	250	232,500	0.3
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.75%, 02/01/15[2]	2,100	1,858,500	2.0
Mac-Gray Corp., Sr Nt, 7.63%, 08/15/15	650	620,750	0.7
Service Corp. International, 7.00%, 06/15/17	750	641,250	0.7
Service Corp. International, Private Placement, 6.75%, 04/01/15	250	218,125	0.2
Sotheby’s, Private Placement, 7.75%, 06/15/15[2]	250	228,750	0.3
Stewart Enterprises, Inc., Sr Nt, 6.25%, 02/15/13[10]	1,224	1,126,080	1.2

		5,385,955	5.9
DIVERSIFIED FINANCIAL SERVICES — 0.1%
FireKeepers Development Authority, Private Placement, 13.88%, 05/01/15[2]	75	66,000	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED MANUFACTURING — 2.1%
Polypore, Inc., Sr Sub Nt, 8.75%, 05/15/12[10]	$2,035	$1,872,200	2.1%

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
Level 3 Financing, Inc., VAR, 6.85%, 02/15/15	250	168,750	0.2
Level 3 Financing, Inc., Co. Guar, 9.25%, 11/01/14[10]	800	604,000	0.6
Level 3 Financing, Inc., Sr Nt, 12.25%, 03/15/13	200	177,000	0.2
PAETEC Holding Corp., 9.50%, 07/15/15	400	274,000	0.3
Qwest Corp., Sr Nt, 7.63%, 06/15/15[10]	1,650	1,435,500	1.6
Time Warner Telecom Holdings, Inc., Sr Nt, 9.25%, 02/15/14[10]	1,000	925,000	1.0
Windstream Corp., 8.13%, 08/01/13	750	712,500	0.8

		4,296,750	4.7
ELECTRONIC EQUIPMENT & INSTRUMENTS — 2.1%
Flextronics International Ltd., Debentures, (Singapore), 6.25%, 11/15/14	210	177,450	0.2
Intcomex, Inc., Sec’d Nt, 11.75%, 01/15/11[9]	1,100	913,000	1.0
Sanmina-SCI Corp., 6.75%, 03/01/13[6]	200	175,000	0.2
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 5.57%, 06/15/14[2]	300	261,000	0.3
Smart Modular Technologies, Sr Nt, (Cayman Islands), VAR, 8.29%, 04/01/12	423	418,770	0.4

		1,945,220	2.1
ENERGY EQUIPMENT & SERVICES — 1.7%
Arch Western Finance LLC, 6.75%, 07/01/13	250	235,000	0.3
Bristow Group, Inc., Co Guar, 6.13%, 06/15/13	250	223,750	0.3
Calfrac Holdings LP, Private Placement, Debentures, 7.75%, 02/15/15[2]	250	207,500	0.2
PHI, Inc., Co Guar, 7.13%, 04/15/13	783	692,955	0.7
Pride International, Inc., Sr Nt, 7.38%, 07/15/14	200	191,000	0.2

		1,550,205	1.7
FOOD & STAPLES RETAILING — 3.0%
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.24%, 01/10/12[2,8,9]	1,550	1,550,000	1.7

Description	Par (000)	Value	Percent of Net Assets*

FOOD & STAPLES RETAILING — (continued)
Rite Aid Corp., 10.38%, 07/15/16	$800	$696,000	0.8%
Rite Aid Corp., Debentures, 7.50%, 03/01/17[6]	600	456,000	0.5

		2,702,000	3.0
FOOD PRODUCTS — 4.3%
Chiquita Brands International, Inc., Sr Nt, 8.88%, 12/01/15	1,699	1,376,190	1.5
Dole Food Co., Inc., Sr Nt, 8.63%, 05/01/09	500	477,500	0.5
Eurofresh, Inc., Private Placement, Nt, 11.50%, 01/15/13[2]	2,367	1,585,890	1.7
Land O’ Lakes, Inc., Sr Nt, 9.00%, 12/15/10	500	511,250	0.6
Tom’s Foods, Inc., Sr Nt, 10.50%, 11/01/04[1,3,4,9]	888	8,885	0.0	[12]

		3,959,715	4.3
GAMING — 4.4%
Isle of Capri Casinos, Inc., Sr Nt, 7.00%, 03/01/14[6]	400	268,000	0.3
Mandalay Resort Group, Sr Nt, 6.38%, 12/15/11	500	410,000	0.5
Mashantucket Western Pequot Tribe, Private Placement, 8.50%, 11/15/15[2,6]	1,320	858,000	0.9
MGM Mirage, Inc., Co Guar, 7.63%, 01/15/17[6]	150	108,000	0.1
MGM Mirage, Inc., Sr Nt, 7.50%, 06/01/16[6]	250	182,500	0.2
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 5.32%, 03/15/14[2]	500	375,000	0.4
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.38%, 06/15/15[2]	1,000	720,000	0.8
Wynn Las Vegas Capital Corp., Nt, 6.63%, 12/01/14	1,250	1,065,625	1.2

		3,987,125	4.4
GAS UTILITIES — 0.5%
Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/08/16	500	447,500	0.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Cooper Cos, Inc. (The), Sr Nt, 7.13%, 02/15/15[6]	$500	$490,000	0.5%

HEALTH CARE PROVIDERS & SERVICES — 9.1%
Biomet, Inc., 10.00%, 10/15/17	700	714,000	0.8
CHS/Community Health Systems, Inc., 8.88%, 07/15/15	800	760,000	0.8
HCA, Inc., Nt, 6.75%, 07/15/13	500	420,000	0.5
HCA, Inc., Sec’d Nt,
9.13%, 11/15/14	475	461,938	0.5
9.25%, 11/15/16	1,000	972,500	1.1
Multiplan, Inc., Private Placement, 10.38%, 04/15/16[2]	1,000	980,000	1.1
TeamHealth, Inc., Sr Sub Nt, 11.25%, 12/01/13[10]	1,534	1,591,525	1.7
Tenet Healthcare Corp., Sr Nt, 9.88%, 07/01/14[10]	1,350	1,316,250	1.4
Vanguard Health Holding Co. II LLC, Sr Sub Nt, 9.00%, 10/01/14[10]	1,125	1,085,625	1.2

		8,301,838	9.1
HOTELS, RESTAURANTS & LEISURE — 0.8%
OSI Restaurant Partners, Inc., 10.00%, 06/15/15[6]	300	133,500	0.1
Six Flags Operations, Inc., Private Placement, 12.25%, 07/15/16[2]	272	248,880	0.3
Six Flags, Inc., 9.63%, 06/01/14	611	342,160	0.4

		724,540	0.8
HOUSEHOLD DURABLES — 1.0%
K Hovnanian Enterprises, Inc., Debentures, 11.50%, 05/01/13[2]	500	490,000	0.6
KB Home, Sr Nt, 5.88%, 01/15/15	250	198,750	0.2
Meritage Homes Corp., Sr Nt, 7.00%, 05/01/14	250	192,500	0.2

		881,250	1.0
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 9.13%, 02/01/13[6]	175	134,750	0.1

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 7.7%
Calpine Generating Co. LLC, Sec’d Nt, VAR, 14.37%, 04/01/11[1,3,4]	1,000	137,559	0.1

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — (continued)
Dynegy Holdings, Inc., Sr Unsec’d Nt,
7.13%, 05/15/18	$500	$377,500	0.4%
7.50%, 06/01/15	1,000	845,000	0.9
Edison Mission Energy, Sr Nt, 7.75%, 06/15/16	1,500	1,410,000	1.5
Mirant Americas Generation LLC, Sr Nt,
8.30%, 05/01/11[10]	1,250	1,203,125	1.3
8.50%, 10/01/21	1,000	775,000	0.9
NRG Energy, Inc., Sr Nt,
7.25%, 02/01/14	250	231,875	0.3
7.38%, 01/15/17	1,875	1,706,250	1.9
Texas Competitive Electric Holdings Co. LLC, Private Placement, 10.25%, 11/01/15[2]	350	315,875	0.4

		7,002,184	7.7
INDUSTRIAL CONGLOMERATES — 1.2%
Milacron Escrow Corp., Sec’d Nt, 11.50%, 05/15/11[10]	1,445	1,083,750	1.2

INDUSTRIAL MACHINERY — 1.8%
General Cable Corp., VAR, 5.17%, 04/01/15	250	210,000	0.2
RBS Global, Inc. & Rexnord Corp., Sr Nt, 8.88%, 09/01/16[10]	1,150	1,046,500	1.2
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt, 11.75%, 08/01/16[6]	410	387,450	0.4

		1,643,950	1.8
INSURANCE — 1.5%
Crum and Forster Holdings Corp., 7.75%, 05/01/17	600	522,000	0.6
HUB International Holdings, Inc., Private Placement,
9.00%, 12/15/14[2]	500	445,000	0.5
10.25%, 06/15/15[2]	500	395,000	0.4

		1,362,000	1.5
IT SERVICES — 2.6%
Iron Mountain, Inc., 8.00%, 06/15/20	500	480,000	0.5
Sungard Data Systems, Inc., Private Placement, 10.63%, 05/15/15[2,6]	150	141,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES — (continued)
Unisys Corp., Sr Nt,
8.00%, 10/15/12[10]	$1,000	$810,000	0.9%
12.50%, 01/15/16	1,000	950,000	1.0

		2,381,000	2.6
LEISURE EQUIPMENT & PRODUCTS — 0.3%
True Temper Sports, Inc., Sr Nt, 8.38%, 09/15/11	490	274,400	0.3

MARINE — 0.7%
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.00%, 11/24/14	700	637,000	0.7

MEDIA — 16.2%
Adelphia Communications Corp., 6.00%, 02/15/06[1,4]	125	13	0.0	[12]
Adelphia Communications Corp., Sr Nt,
8.13%, 07/15/03[1,4]	750	30,000	0.0	[12]
9.38%, 11/15/09[1,4]	560	22,400	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1,4]	1,297	48,634	0.1
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.50%, 08/15/14	700	448,000	0.5
Block Communications, Inc., Private Placement, Sr Nt, 8.25%, 12/15/15[2]	800	720,000	0.8
CanWest MediaWorks LP, Private Placement, Sr Nt, (Canada), 9.25%, 08/01/15[2]	750	540,000	0.6
CCH I Holdings LLC/CCH I Holdings Capital Corp., Co Guar, 11.13%, 01/15/14	350	121,625	0.1
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt, 11.00%, 10/01/15[10]	700	462,000	0.5
CCH II LLC / CCH II Capital Corp., Private Placement, Sr Nt, 10.25%, 10/01/13[2]	538	446,540	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	800	696,000	0.7
Charter Communications, Inc., Nt, 10.88%, 09/15/14[2,6]	500	485,000	0.5
CSC Holdings, Inc., 7.63%, 04/01/11	500	480,000	0.5
DirecTV Holdings LLC/DirecTV Financing Co., Private Placement, 7.63%, 05/15/16[2]	250	226,250	0.3
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt, 8.38%, 03/15/13	1,000	987,499	1.1
Echostar DBS Corp., 7.75%, 05/31/15	250	211,875	0.2

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Fisher Communications, Inc., Sr Nt, 8.63%, 09/15/14	$500	$502,500	0.5%
HSN, Private Placement, Sr Nt, 11.25%, 08/01/16[2]	150	142,500	0.1
Idearc, Inc., Sr Nt, 8.00%, 11/15/16	850	231,625	0.3
Intelsat Corp., Private Placement, Sr Nt, 9.25%, 08/15/14[2,6]	650	607,750	0.7
Intelsat Subsidiary Holding Co., Ltd., Private Placement, (Bermuda), 8.88%, 01/15/15[2]	1,250	1,143,750	1.3
Lamar Media Corp., Sr Sub Nt,
6.63%, 08/15/15[6]	1,250	1,034,375	1.1
7.25%, 01/01/13	39	35,295	0.0	[12]
LBI Media, Inc., Sr Disc Nt, 11.00%, 10/15/13[7]	625	468,750	0.5
Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	250	223,750	0.3
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.38%, 04/01/13[7]	479	397,890	0.4
Quebecor Media, Inc., Sr Nt, (Canada), 7.75%, 03/15/16[10]	750	656,250	0.7
Radio One, Inc., Sr Sub Nt, 6.38%, 02/15/13	500	340,000	0.4
RH Donnelley Corp., Sr Nt, 8.88%, 01/15/16	250	85,000	0.1
RH Donnelley, Inc., Private Placement, 11.75%, 05/15/15[2,6]	670	408,700	0.5
Valassis Communications, Inc., Private Placement, 8.25%, 03/01/15	1,500	1,034,999	1.2
Videotron Ltee, Co Guar, Sr Unsec’d Nt, (Canada), 6.38%, 12/15/15[10]	500	440,000	0.5
Virgin Media Finance plc, Sr Nt, (United Kingdom), 9.13%, 08/15/16	1,250	1,046,875	1.2

		14,725,845	16.2
METALS & MINERALS — 1.1%
AK Steel Corp., Co. Guar, Sr Nt, 7.75%, 06/15/12	800	768,000	0.8
FMG Finance Pty Ltd., (Australia), 10.63%, 09/01/16[2]	250	245,000	0.3

		1,013,000	1.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — 1.2%
Wolverine Tube, Inc., Sr Nt, 10.50%, 04/01/09	$1,145	$1,110,650	1.2%

MULTILINE RETAIL — 0.9%
Dollar General Corp., PIK, 11.88%, 07/15/17	100	92,500	0.1
Dollar General Corp., Sr Nt, 10.63%, 07/15/15[6]	750	738,750	0.8

		831,250	0.9
MULTI-UTILITIES — 3.0%
AES Corp. (The), 8.75%, 05/15/13[2]	1,000	1,005,000	1.1
Energy Future Holdings Corp., Private Placement, Nt, 10.88%, 11/01/17[2]	450	406,125	0.5
Reliant Energy, Inc., 7.63%, 06/15/14	500	375,000	0.4
Reliant Energy, Inc., Sec’d Nt, 6.75%, 12/15/14[10]	1,100	940,500	1.0

		2,726,625	3.0
OIL, GAS & CONSUMABLE FUELS — 11.2%
El Paso Corp., Sr Nt, 6.88%, 06/15/14	150	138,341	0.2
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.75%, 07/15/11[2]	500	506,316	0.6
Encore Acquisition Co., Sr Nt, 6.00%, 07/15/15[10]	1,000	795,000	0.9
Ferrellgas Partners-LP, Private Placement, 6.75%, 05/01/14[2]	400	326,000	0.4
Forbes Energy Services Ltd., (Bermuda), 11.00%, 02/15/15	1,250	1,168,750	1.3
Forest Oil Corp., Nt, 7.25%, 06/15/19	269	229,995	0.3
Frontier Oil Corp., Debentures, 8.50%, 09/15/16	500	481,250	0.5
Helix Energy Solutions Group, Inc., Private Placement, 9.50%, 01/15/16[2]	1,000	935,000	1.0
Massey Energy Co., Nt, 6.88%, 12/15/13	450	407,250	0.4
Newfield Exploration Co., Nt, 6.63%, 09/01/14	200	180,000	0.2
Northwest Pipeline Corp., Sr Nt, 7.00%, 06/15/16	500	496,271	0.5
OPTI Canada, Inc., Co Guar, (Canada), 8.25%, 12/15/14	1,180	1,056,100	1.1
Range Resources Corp., 7.25%, 05/01/18	25	23,625	0.0	[12]
Range Resources Corp., Sr Sub Nt, 7.50%, 05/15/16	267	254,985	0.3

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Southwestern Energy Co., Private Placement, Nt, 7.50%, 02/01/18[2]	$200	$194,000	0.2%
Swift Energy Co., Sr Nt, 7.13%, 06/01/17	1,510	1,283,500	1.4
Targa Resources Partners LP, Private Placement, 8.25%, 07/01/16[2]	280	240,800	0.3
Tesoro Corp., 6.25%, 11/01/12	571	499,625	0.5
W&T Offshore, Inc., Private Placement, Sr Nt, 8.25%, 06/15/14[2]	1,000	800,000	0.9
Williams Partners LP/Williams Partners Finance Corp., Sr Nt, 7.25%, 02/01/17	250	232,500	0.2

		10,249,308	11.2
PAPER & FOREST PRODUCTS — 3.4%
Abitibi-Consolidated Co. of Canada, Sr Nt, (Canada),
6.00%, 06/20/13	630	166,950	0.2
8.38%, 04/01/15[6]	1,395	341,775	0.4
Abitibi-Consolidated, Inc., Sr Nt, (Canada), 8.85%, 08/01/30	25	6,000	0.0	[12]
Bowater Canada Finance Corp., Nt, (Canada), 7.95%, 11/15/11	500	230,000	0.3
Domtar Corp., 7.13%, 08/15/15	500	460,000	0.5
Georgia-Pacific LLC, Private Placement, Co Guar,
7.00%, 01/15/15[2]	125	113,750	0.1
7.13%, 01/15/17[2]	325	290,063	0.3
NewPage Corp., Sr Nt,
10.00%, 05/01/12	200	179,000	0.2
12.00%, 05/01/13	800	700,000	0.8
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.00%, 03/15/17[10]	500	390,000	0.4
Verso Paper Holdings LLC/Verso Paper, Inc., Sr Nt, 9.13%, 08/01/14	250	215,000	0.2

		3,092,538	3.4
PHARMACEUTICALS — 2.1%
Celtic Pharma Phinco B.V., (Bermuda), 17.00%, 06/15/12[9]	1,241	1,191,788	1.3
Elan Finance plc/Elan Finance Corp., Sr Nt, (Ireland), VAR, 6.80%, 11/15/11	830	747,000	0.8

		1,938,788	2.1
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Thornburg Mortgage, Inc., Sr Nt, 8.00%, 05/15/13	75	41,250	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL — 0.5%
Kansas City Southern Railway, Sr Nt, 8.00%, 06/01/15	$500	$492,500	0.5%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Amkor Technology, Inc., 7.13%, 03/15/11	1,000	900,000	1.0
Freescale Semiconductor, Inc., Sr Nt, 8.88%, 12/15/14	450	310,500	0.3
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., Sec’d Nt, (Luxembourg),
VAR, 6.07%, 12/15/11[6]	735	242,550	0.3
6.88%, 12/15/11[10]	750	262,500	0.3
NXP BV/NXP Funding LLC, Sr Nt, (Netherlands),
VAR, 5.54%, 10/15/13	400	264,000	0.3
7.88%, 10/15/14	1,640	1,098,800	1.2
Spansion, Inc., Private Placement, VAR, 5.93%, 06/01/13[2]	1,000	600,000	0.6

		3,678,350	4.0
SPECIALTY RETAIL — 1.8%
ACE Hardware Corp., Private Placement, Sr Nt, 9.13%, 06/01/16[2]	250	213,750	0.2
Collective Brands, Inc., 8.25%, 08/01/13	500	441,250	0.5
General Nutrition Centers, Inc., PIK, 7.58%, 03/15/14	461	383,783	0.4
PEP Boys-Manny Moe & Jack, Sr Nt, 7.50%, 12/15/14	200	136,000	0.2
Southern States Coop, Inc., Private Placement, Sr Nt, 11.00%, 11/01/10[2]	500	505,000	0.5

		1,679,783	1.8
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10[10]	835	434,200	0.5
Hanesbrands, Inc., Sr Nt, VAR, 6.51%, 12/15/14[6]	500	415,000	0.4

		849,200	0.9
THRIFTS & MORTGAGE FINANCE — 0.5%
Countrywide Financial Corp., VAR, 0.00%, 04/15/37[6]	500	490,000	0.5

Description	Par (000)	Value	Percent of Net Assets*

TRANSPORTATION SERVICES — 1.1%
IdleAire Technologies Corp., Sr Disc Nt, 13.00%, 12/15/12[1,3,4]	$1,415	$14,150	0.0%[12]
Quality Distribution LLC/QD Capital Corp., Co Guar, VAR, 7.29%, 01/15/12[9,10]	850	425,000	0.5
9.00%, 11/15/10[9,10]	1,250	525,000	0.6

		964,150	1.1
WIRELESS TELECOMMUNICATION SERVICES — 3.1%
iPCS, Inc., Sr Nt, VAR, 4.93%, 05/01/13	440	358,600	0.4
MetroPCS Wireless, Inc., Sr Nt, 9.25%, 11/01/14	2,000	1,870,000	2.1
Sprint Nextel Corp., Nt, 6.00%, 12/01/16	750	577,500	0.6

		2,806,100	3.1

Total Corporate Bonds
(Cost $156,412,078)		125,483,917	137.7

LOAN PARTICIPATIONS & ASSIGNMENTS — 27.5%
AIRLINES — 0.4%
Delta Airlines, Inc., 1st Lien Term Loan,
4.46%, 04/30/14	27	22,445	0.0	[12]
5.71%, 04/30/14	468	383,544	0.4

		405,989	0.4
AUTOMOBILES — 1.4%
Ford Motor Co., Term Loan B, 5.49%, 12/15/13	1,970	1,300,612	1.4

CHEMICALS — 2.8%
BOC Edwards, 1st Priority Lien Term Loan, 4.81%, 05/31/14	1,215	1,046,973	1.1
Lyondell Chemical, U.S. Tranche B-1 Dollar Term Loan, 7.00%, 12/20/14	500	386,665	0.4
Millenium Inorganic Chemicals, Inc., 1st Lien Term Loan, 6.01%, 05/15/14[9]	995	786,050	0.9
Millenium Inorganic Chemicals, Inc., 2nd Lien Term Loan, 9.51%, 05/15/14[9]	500	345,000	0.4

		2,564,688	2.8
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Clarke American Corp., Contract 2, Term Loan B, 6.26%, 04/01/14	358	273,962	0.3
Clarke American Corp., Contract 3, Term Loan B, 6.38%, 04/01/14	125	95,439	0.1
Clarke American Corp., Contract 4, Term Loan B, 6.38%, 04/01/14	111	84,788	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
Clarke American Corp., Contract 6, Term Loan B, 6.26%, 04/01/14	$206	$157,858	0.2%
Clarke American Corp., Term Loan B, 6.26%, 04/01/14	192	147,206	0.1

		759,253	0.8
CONSUMER PRODUCTS — 0.5%
Spectrum Brands, Inc., Letter of Credit, 2.34%, 03/30/13	24	17,651	0.0	[12]
Spectrum Brands, Inc., Term Loan B, 6.67%, 03/30/13	120	87,813	0.1
6.67%, 03/30/13	226	165,047	0.2
6.79%, 03/30/13	69	50,179	0.1
6.80%, 03/30/13	48	35,125	0.0	[12]
6.80%, 03/30/13	55	40,143	0.0	[12]
Spectrum Brands, Inc., Tranche 4, Term Loan B, 6.79%, 03/30/13	155	112,902	0.1

		508,860	0.5
ENERGY EQUIPMENT & SERVICES — 0.5%
TPF Generation Holdings, 2nd Lien, 8.01%, 12/15/14	500	427,915	0.5

GAMING — 1.6%
Fontainebleau Las Vegas Holdings LLC, Delayed Draw, Term Loan B, 2.00%, 06/06/14	167	98,360	0.1
Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 6.06%, 06/06/14	333	196,640	0.2
Venetian Macau, Term Loan B, 6.02%, 05/25/13	1,333	1,212,586	1.3

		1,507,586	1.6
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Biomet, Inc., 1st Lien Term Loan, 6.76%, 03/15/15	990	921,690	1.0
HCA, Inc., Term Loan B, 6.01%, 11/14/13	493	436,079	0.5

		1,357,769	1.5
HOTELS, RESTAURANTS & LEISURE — 0.4%
Outback Restaurant Partners, Inc., Prerefunded RC Commitment, 2.64%, 06/14/14	5	3,699	0.0	[12]
Outback Restaurant Partners, Inc., Term Loan B, 6.00%, 06/14/14	472	325,118	0.4

		328,817	0.4

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — 0.7%
Jacuzzi Brands, Inc., 1st Lien, Letter of Credit, 3.66%, 08/01/14[9]	$40	$24,425	0.0%[12]
Jacuzzi Brands, Inc., 1st Lien, Term Loan B, 5.29%, 08/01/14[9]	447	274,066	0.3
Jacuzzi Brands, Inc., 2nd Lien, 9.04%, 08/01/14	1,049	340,946	0.4

		639,437	0.7
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.2%
Calpine Corp., 1st Priority Lien Term Loan, 6.65%, 03/29/14	2,440	2,081,860	2.3
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2, Term Loan,
5.99%, 10/10/14	258	216,980	0.2
6.30%, 10/10/14	724	608,625	0.7
7.26%, 10/10/14	10	8,403	0.0	[12]

		2,915,868	3.2
IT SERVICES — 3.8%
Alltel Communications, Inc., Initial Tranche B-3, Term Loan, 5.00%, 05/16/15	993	968,382	1.1
Compucom Systems, Inc., Term Loan, 7.21%, 08/23/14	993	903,175	1.0
First Data Corp., Initial Term Loan B-1,
5.93%, 09/24/14	361	307,932	0.3
5.95%, 09/24/14	11	9,362	0.0	[12]
6.51%, 09/24/14	26	21,811	0.0	[12]
First Data Corp., Initial Term Loan B-3,
5.95%, 09/24/14	1,394	1,189,105	1.3
6.51%, 09/24/14	96	81,741	0.1

		3,481,508	3.8
LEISURE EQUIPMENT & PRODUCTS — 0.1%
True Temper Sports, Inc., 2nd Lien Term Loan, 8.30%, 06/30/11	77	69,295	0.1

MEDIA — 4.0%
Idearc, Inc., Term Loan B,
5.71%, 11/17/14	21	12,476	0.0	[12]
5.77%, 11/17/14	476	279,378	0.3
Newport Television LLC, Term Loan, 8.21%, 09/14/16	928	782,530	0.9
Sirius Satellite Radio, Term Loan, 5.44%, 12/01/12	494	429,563	0.5
6.00%, 12/01/12	3	2,175	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Univision Communications, Inc., 1st Lien Term Loan, 5.05%, 09/20/14	$1,409	$897,319	1.0%
6.25%, 09/20/14	91	57,685	0.1
Univision Communications, Inc., 2nd Lien Term Loan, 6.50%, 09/20/14	771	724,270	0.8
WMG Acquisition Corp., Term Loan, 4.80%, 02/28/11	71	63,974	0.1
4.80%, 02/28/11	36	32,472	0.0	[12]
4.81%, 02/28/11	108	97,423	0.1
4.81%, 02/28/11	108	97,423	0.1
5.19%, 02/28/11	45	40,798	0.0	[12]
5.70%, 02/28/11	129	115,702	0.1

		3,633,188	4.0
MULTILINE RETAIL — 1.0%
Dollar General Corp., Contract 2, Tranche B-2 Term Loan, 6.45%, 07/06/14	146	126,191	0.1
Dollar General Corp., Tranche B-1 Term Loan, 5.55%, 07/06/14	706	627,353	0.7
6.45%, 07/06/14	44	38,175	0.1
Dollar General Corp., Tranche B-2 Term Loan, 5.22%, 07/03/14	63	54,082	0.1
6.51%, 07/06/14	42	36,055	0.0	[12]

		881,856	1.0
PAPER & FOREST PRODUCTS — 1.5%
Abitibi-Consolidated Co. of Canada, Term Loan, (Canada), 11.75%, 03/30/09	694	638,294	0.7
NewPage Corp., Term Loan, 7.00%, 12/21/14	744	678,393	0.8

		1,316,687	1.5
PROPERTY & CASUALTY — 0.7%
Swett & Crawford Group, 1st Lien Bank Debt, 5.04%, 04/03/14	985	669,800	0.7
Swett & Crawford, Term Loan, 5.04%, 04/03/14	3	1,700	0.0	[12]

		671,500	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Freescale Semiconductor, Inc., Term Loan, 4.24%, 11/29/13	500	406,065	0.5
Isola Group S.A.R.L., 1st Lien Term Loan, 10.51%, 12/18/12	478	439,724	0.5

Description	Shares/ Par (000)		Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (continued)
Isola Group S.A.R.L., 2nd Lien Term Loan, 10.55%, 12/18/12[9]	$250		$215,000	0.2%
Sirius Computer Solutions, 2nd Lien Term Loan, 9.76%, 05/30/13	1,000		850,000	0.9

			1,910,789	2.1
SPECIALTY RETAIL — 0.5%
ARAMARK Corp., Letter of Credit Facility Deposit, 3.18%, 01/26/14	30		26,007	0.0	[12]
ARAMARK Corp., Term Loan, 5.64%, 01/26/14	470		409,368	0.5

			435,375	0.5
Total Loan Participations & Assignments
(Cost $29,819,581)			25,116,992	27.5

Total Fixed Income Investments
(Cost $188,144,515)			152,104,054	166.9

COMMON STOCKS — 0.8%
AIRLINES — 0.2%
Delta Air Lines, Inc.[1]	21		157,590	0.2

BUILDING PRODUCTS — 0.0%[12]
Lexington Coal Co.[1,3]	25		26,323	0.0	[12]

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Class C1,3	—	[11]	—	0.0

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AboveNet, Inc.[1]	3		148,654	0.2
XO Holdings, Inc.[1]	1		212	0.0	[12]

			148,866	0.2
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
Mirant Corp.[1]	1		17,083	0.0	[12]

MEDIA — 0.4%
Adelphia Recovery Trust[1,3]	157		2	0.0	[12]
Time Warner Cable, Inc., Class A1	15		369,449	0.4

			369,451	0.4
SPECIALTY RETAIL — 0.0%
Mattress Discounters Corp.[1,3,9]	8		—	0.0

TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc.[1,3]	14		—	0.0

Total Common Stocks
(Cost $3,601,183)			719,313	0.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

PREFERRED STOCKS — 0.9%
AUTOMOBILES — 0.0%[12]
General Motors Corp., Pfd, Series B	4		$35,500	0.0%[12]

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Pfd, Series C3	—	[11]	—	0.0

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Bank of America Corp., Pfd	1		709,750	0.8

MEDIA — 0.1%
Spanish Broadcasting System, Pfd, Series B, PIK	—	[11]	104,340	0.1

Total Preferred Stocks
(Cost $1,041,326)			849,590	0.9

RIGHTS — 0.0%
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc., expiring 04/25/14[1,3]
(Cost $184,476)	13		—	0.0

WARRANTS — 0.0%[12]
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%[12]
AboveNet, Inc., 09/08/10[1,3,9] (Strike Price $24.00)	1		26,622	0.0	[12]
XO Holdings, Inc., Series A, 01/16/10[1] (Strike Price $6.25)	1		28	0.0	[12]
XO Holdings, Inc., Series B, 01/16/10[1] (Strike Price $7.50)	1		19	0.0	[12]
XO Holdings, Inc., Series C, 01/16/10[1] (Strike Price $10.00)	1		16	0.0	[12]

			26,685	0.0	[12]
TRANSPORTATION SERVICES — 0.0%
IdleAire Technologies Corp., 12/15/15[1,3,4] (Strike Price $1.00)	1		—	0.0

Total Warrants
(Cost $208,600)			26,685	0.0	[12]

Total Equity Investments
(Cost $5,035,585)			1,595,588	1.7

Description	Shares/ Par (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 0.8%
INVESTMENT COMPANY — 0.8%
Federated Prime Obligations Fund
(Cost $694,007)	694	$694,007	0.8%

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 9.4%
REPURCHASE AGREEMENT — 9.4%
Citigroup Global Markets, Inc., 7.01%, dated 09/30/08, due 10/01/08, repurchase price $8,534,647 collateralized by U.S. Government Agency Mortgages with a value of $8,703,645
(Cost $8,532,985)	$8,533	8,532,985	9.4

TOTAL INVESTMENTS
(Cost $202,407,092)		162,926,634	178.8

Payable Upon Return of Securities Loaned		(8,532,985)	(9.4)
Payable to Advisor		(73,141)	(0.1)
Payable to Administrator		(21,838)	(0.0)[12]
Custody Fees Payable		(1,816)	(0.0)[12]
Unrealized Depreciation on Swap Agreements		(530,775)	(0.6)
Other Assets in Excess of Other Liabilities		3,348,788	3.7
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(72.4)

Net Assets Applicable to Common Stockholders		$91,114,867	100.0

Net Asset Value Per Common Share ($91,114,867/12,945,805)		$7.04

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $24,983,792 and 27.4% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $2,098,936 and 2.3% of net assets applicable to common stockholders.
[4]	Security in default.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

As of September 30, 2008 (Unaudited)

[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $8,122,317.
[7]	Step-up bond. Interest rate is effective rate as of September 30, 2008.
[8]	Restricted security. These securities amounted to $1,550,000 and 1.7% of net assets applicable to common stockholders.
[9]	Security deemed to be illiquid. These securities amounted to $9,454,753 and 10.4% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than 1,000 shares.
[12]	Amount rounds to less than 0.1%.
Cert	Certificate
Co	Company
Disc	Discount
Guar	Guaranteed
LIBOR	London Interbank Offered Rate
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$482,863
Aggregate gross unrealized depreciation	(39,963,321)

Net unrealized appreciation/depreciation	$(39,480,458)

Federal income tax cost of investments	$202,407,092

INTEREST RATE SWAPS — The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 2.54% to 4.68% for the period ended September 30, 2008. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Payments Made by the Fund	Payments Received by the Fund	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
11/30/2007	$5 million	6/1/2011	4.00% monthly	1 month LIBOR monthly	4.05%	$(67,949)
6/1/2005	$5 million	6/1/2009	4.15% monthly	1 month LIBOR monthly	4.05	(21,448)
12/1/2005	$5 million	12/1/2009	4.74% monthly	1 month LIBOR monthly	4.05	(86,486)
12/1/2006	$5 million	12/1/2010	5.01% monthly	1 month LIBOR monthly	4.05	(171,056)
8/14/2006	$5 million	12/1/2008	5.26% monthly	1 month LIBOR monthly	4.05	(19,481)
8/14/2006	$5 million	6/1/2010	5.26% monthly	1 month LIBOR monthly	4.05	(164,355)

						$(530,775)

*	Represents rate in effect at September 30, 2008.

PACHOLDER HIGH YIELD FUND, INC.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Level 1	$9,920,043	$—	$—
Level 2	150,907,655	—	(530,775)
Level 3	2,098,936	—	—

Total	$162,926,634	$—	$(530,775)

*	Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Balance as of 12/31/07	$2,063,173	$—

Realized gain (loss)	(785,456)	—
Change in unrealized appreciation (depreciation)	797,972	—
Net Amortization/Accretion	9,097
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	14,150	—

Balance as of 09/30/08	$2,098,936	$—

*	Other financial instruments may include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.